Schedule of Intangible Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, Gross	$ 9,495	$ 9,672
Total intangible assets, Accumulated amortization	(791)	(383)
Total intangible assets, Net	8,704	9,289
Gross carrying amount, finite lived intangible liabilities	(2,517)	(2,159)
Accumulated amortization, finite lived intangible liabilities	411	159
Net carrying amount, finite lived intangible liabilities	(2,106)	(2,000)
Development Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, indefinite lived intangible assets	5,659	5,659
Accumulated amortization, indefinite lived intangible assets
Net carrying amount, indefinite lived intangible assets	5,659	5,659
Ground Lease Purchase Option [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, indefinite lived intangible assets		1,072
Accumulated amortization, indefinite lived intangible assets
Net carrying amount, indefinite lived intangible assets		1,072
In-place Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite lived intangible assets	3,836	2,941
Accumulated amortization, finite lived intangible assets	(791)	(383)
Net carrying amount, finite lived intangible assets	3,045	2,558
Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, finite lived intangible liabilities	(2,517)	(2,159)
Accumulated amortization, finite lived intangible liabilities	411	159
Net carrying amount, finite lived intangible liabilities	$ (2,106)	$ (2,000)